CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Condensed Statements Of Operations
Revenues
Gross Revenues
Operating Expenses
General and administrative expenses	3,000	21,000	45,741	37,000	69,384	71,604
Total Operating Expenses	3,000	21,000	45,741	37,000	69,384	71,604
Loss from Operations	(3,000)	(21,000)	(45,741)	(37,000)	(69,384)	(71,604)
Other Income (Expense)
Gain on release of liabilities				236,959	236,959
Interest (expense)						(2,070)
Interest (expense) - Related Parties					0	(14,989)
Total Other Income				236,959	236,959	(17,059)
(Loss)/Income before Income Taxes	(3,000)	(21,000)	(45,741)	199,959	167,575	(88,663)
Provision for Income Taxes
Net (Loss)/Income	$ (3,000)	$ (21,000)	$ (45,741)	$ 199,959	$ 167,575	$ (88,663)
Net (Loss)/Income per Share Basic and Diluted	$ 0.00	$ (0.002)	$ 0.00	$ 0.02	$ 0.002	$ (0.01)
Weighted Average Shares Outstanding Basic and Diluted	310,868,500	10,368,500	310,868,500	10,368,500	80,347,952	10,368,500